MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	$ 4,400
Operating profit / (loss) before tax	8,155	$ 5,577	$ 5,991
Increase (decrease) in CET1 capital through foreign currency translation effects	1,200
Increase (decrease) in CET1 capital through deferred tax assets on temporary differences	400
Increase (decrease) in CET1 capital through capital reserve for potential share repurchases	(2,000)
Increase (decrease) in CET1 capital through accruals for proposed dividends	(1,300)
Current tax expense / (benefit)	1,200
Increase (decrease) in CET1 capital through share repurchases under share repurchase program	(400)
Increase (decrease) in CET1 capital through defined benefit plans	(300)
Fully-applied loss-absorbing AT1 capital	16,300
Decrease in AT1 capital through issuance of capital instruments	1,250
Increase in AT1 capital through call of capital instruments	750
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	37,800
Increase in Gone concern loss-absorbing capacity on a fully applied basis	7,800
Gone concern loss-absorbing capacity on a fully applied basis	45,500
UBS AG
Disclosure Of Capital Management [Line Items]
Operating profit / (loss) before tax	$ 7,699	$ 5,169	$ 5,458